Operating Segments (Tables)	12 Months Ended
Dec. 31, 2023
Operating Segments
Schedule of operating segments

	For the Years Ended
	December 31,
	2023	2022
Revenues
Specialized BioTherapeutics	$395,124	$31,929
Public Health Solutions	444,235	916,982
Total	$839,359	$948,911

Income (loss) from Operations
Specialized BioTherapeutics	$(2,812,303)	$(7,614,988)
Public Health Solutions	(36,531)	26,612
Corporate	(4,849,106)	(6,650,528)
Total	$(7,697,940)	$(14,238,904)

Amortization and Depreciation Expense
Specialized BioTherapeutics	$3,932	$10,087
Public Health Solutions	655	1,681
Corporate	1,967	12,794
Total	$6,554	$24,562

Other (Expense) Income, Net
Specialized BioTherapeutics	$25,267	$102,320
Corporate	(235,860)	(816,690)
Total	$(210,593)	$(714,370)

Share-Based Compensation
Specialized BioTherapeutics	$145,683	$138,075
Public Health Solutions	4,782	4,804
Corporate	219,717	190,510
Total	$370,182	$333,389

	As of December 31,

	2023	2022
Identifiable Assets
Specialized BioTherapeutics	$272,099	$103,742
Public Health Solutions	3,976	121,290
Corporate	9,521,251	14,054,685
Total	$9,797,326	$14,279,717